Note 6 - Loans (Tables)	12 Months Ended
Dec. 31, 2012
Financing Receivable Credit Quality Indicators [Table Text Block]
Loans at period end were as follows:
(In Thousands of Dollars)	December 31, 2012	December 31, 2011
Commercial and Industrial
Pass loans	$133,844	$122,812
Watch loans	5,375	19,542
Special mention loans	5,433	7,878
Substandard loans	1,879	2,928
Impaired restructured and accruing loans	3,230	3,562
Impaired nonaccrual loans	447	1,771
Total Commercial and Industrial	150,208	158,493

Commercial Real Estate
Pass loans	$373,527	$373,320
Watch loans	50,741	56,571
Special mention loans	18,119	21,155
Substandard loans	9,664	5,686
Impaired restructured and accruing loans	12,113	10,652
Impaired nonaccrual loans	8,429	15,336
Doubtful nonaccrual loans	25	0
Total Commercial Real Estate	472,618	482,720

Residential Mortgages 1st Liens
Performing loans	$202,342	$199,117
Loans > 60 days past due	1,046	2,203
Impaired restructured and accruing loans	4,953	4,425
Nonaccrual loans	6,038	5,374
Total First lien residential mortgage loans	214,379	211,119

Residential Mortgages Junior Liens
Performing loans	$58,089	$66,169
Loans > 60 days past due	96	328
Impaired restructured and accruing loans	235	278
Nonaccrual loans	328	278
Total Junior lien residential mortgage loans	58,748	67,053

Consumer
Performing loans	$67,178	$64,075
Loans > 60 days past due	39	239
Impaired restructured and accruing loans	191	210
Nonaccrual loans	401	0
Total Consumer	67,809	64,524

Total Loans	$963,762	$983,909

Allowance for Credit Losses on Financing Receivables [Table Text Block]
(In Thousands of Dollars)
Twelve months ending December 31, 2012	Commercial and Industrial	Commercial Real Estate	First Lien Residential Mortgages	Junior Lien Residential Mortgages	Consumer Loans	Unallocated	Total
Allowance for Credit Losses:
Beginning balance	$2,485	$11,534	$5,393	$505	$931	$171	$21,019
Provision for loan losses	(104)	4,033	2,225	535	309	692	7,690
Loans charged off	(560)	(4,440)	(2,220)	(485)	(727)	0	(8,432)
Recoveries	75	438	258	0	292	0	1,063
Ending balance	$1,896	$11,565	$5,656	$555	$805	$863	$21,340

Ending balance: individually evaluated for impairment	$515	$2,971	$0	$0	$0	$0	$3,486

Ending balance: collectively evaluated for impairment	$1,381	$8,594	$5,656	$555	$805	$863	$17,854

Financing Receivables:
Ending balance	$150,208	$472,618	$214,379	$58,748	$67,809	$0	$963,762

Ending balance: individually evaluated for impairment	$3,677	$20,567	$0	$0	$0	$0	$24,244

Ending balance: collectively evaluated for impairment	$146,531	$452,051	$214,379	$58,748	$67,809	$0	$939,518

Twelve months ending December 31, 2011
Allowance for Credit Losses:
Beginning balance	$3,024	$12,375	$3,960	$774	$1,162	$136	$21,431
Provision for loan losses	1,836	6,611	4,468	6	381	35	13,337
Loans charged off	(2,546)	(7,973)	(3,215)	(275)	(913)	0	(14,922)
Recoveries	171	521	180	0	301	0	1,173
Ending balance	$2,485	$11,534	$5,393	$505	$931	$171	$21,019

Ending balance: individually evaluated for impairment	$253	$3,622	$0	$0	$0	$0	$3,875

Ending balance: collectively evaluated for impairment	$2,232	$7,912	$5,393	$505	$931	$171	$17,144

Financing Receivables:
Ending balance	$158,493	$482,720	$211,397	$66,775	$64,524	$0	$983,909

Ending balance: individually evaluated for impairment	$5,331	$25,988	$0	$0	$0	$0	$31,319

Ending balance: collectively evaluated for impairment	$153,162	$456,732	$211,397	$66,775	$64,524	$0	$952,590
Twelve months ending December 31, 2010	Commercial and Industrial	Commercial Real Estate	First Lien Residential Mortgages	Junior Lien Residential Mortgages	Consumer Loans	Unallocated	Total
Allowance for Credit Losses:
Beginning balance	$3,640	$10,473	$2,502	$967	$1,525	$7	$19,114
Provision for loan losses	812	8,222	3,844	(7)	344	129	13,344
Loans charged off	(1,707)	(6,366)	(2,602)	(186)	(1,102)	0	(11,963)
Recoveries	279	46	216	0	395	0	936
Ending balance	$3,024	$12,375	$3,960	$774	$1,162	$136	$21,431

Ending balance: individually evaluated for impairment	$812	$4,688	$0	$0	$0	$0	$5,500

Ending balance: collectively evaluated for impairment	$2,212	$7,687	$3,960	$774	$1,162	$136	$15,931

Financing Receivables:
Ending balance	$164,332	$509,285	$203,765	$76,293	$77,945	$0	$1,031,620

Ending balance: individually evaluated for impairment	$1,972	$24,390	$0	$0	$0	$0	$26,362

Ending balance: collectively evaluated for impairment	$162,360	$484,895	$203,765	$76,293	$77,945	$0	$1,005,258

Past Due Financing Receivables [Table Text Block]
(In thousands of dollars)
At December 31, 2012	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due	Total Past Due	Nonaccrual loans	Current	Total Financing Receivables	Recorded Investment > 90 days and accruing
Commercial and Industrial	$206	$140	$0	$346	$447	$149,415	$150,208	$0
Commercial Real Estate	604	1,881	0	2,485	8,454	461,679	472,618	0
Residential Mortgages 1st Liens	772	969	37	1,778	6,038	206,563	214,379	37
Residential Mortgages Junior Liens	473	96	0	569	328	57,851	58,748	0
Consumer	435	39	0	474	401	66,934	67,809	0
Total	$2,490	$3,125	$37	$5,652	$15,668	$942,442	$963,762	$37

At December 31, 2011
Commercial and Industrial	$1,039	$94	$0	$1,133	$1,771	$155,589	$158,493	$0
Commercial Real Estate	4,313	500	0	4,813	15,336	462,571	482,720	0
Residential Mortgages 1st Liens	973	1,875	328	3,176	5,374	202,569	211,119	328
Residential Mortgages Junior Liens	561	255	73	889	278	65,886	67,053	73
Consumer	848	221	18	1,087	210	63,227	64,524	18
Total	$7,734	$2,945	$419	$11,098	$22,969	$949,842	$983,909	$419

Impaired Financing Receivables [Table Text Block]
(In Thousands of Dollars)
December 31, 2012	Recorded Investment	Unpaid Principal Balance	Related Allowance
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$891	$891	$0
Commercial Real Estate	9,215	9,212	0
Residential Mortgages 1st Liens	10,993	10,993	0
Residential Mortgages Junior Liens	562	562	0
Consumer	592	592	0
Total	$22,253	$22,250	$0

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$2,273	$2,792	$515
Commercial Real Estate	8,377	11,346	2,971
Residential Mortgages 1st Liens	0	0	0
Residential Mortgages Junior Liens	0	0	0
Consumer	0	0	0
Total	$10,650	$14,138	$3,486

Total
Commercial and Industrial	$3,164	$3,683	$515
Commercial Real Estate	17,592	20,558	2,971
Residential Mortgages 1st Liens	10,993	10,993	0
Residential Mortgages Junior Liens	562	562	0
Consumer	592	592	0
Total	$32,903	$36,388	$3,486

December 31, 2011
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$4,358	$5,846	0
Commercial Real Estate	11,940	16,987	0
Residential Mortgages 1st Liens	10,079	11,120	0
Residential Mortgages Junior Liens	278	331	0
Consumer	210	249	0
Total	$26,865	$34,533	$0

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$720	$998	$253
Commercial Real Estate	10,423	15,225	3,622
Residential Mortgages 1st Liens	0	0	0
Residential Mortgages Junior Liens	0	0	0
Consumer	0	0	0
Total	$11,143	$16,223	$3,875

Total
Commercial and Industrial	$5,078	$6,844	$253
Commercial Real Estate	22,363	32,212	3,622
Residential Mortgages 1st Liens	10,079	11,120	0
Residential Mortgages Junior Liens	278	331	0
Consumer	210	249	0
Total	$38,008	$50,756	$3,875

Additional Information Related to Impaired Loans [Table Text Block]
(In Thousands of Dollars)	Twelve months ended December 31, 2012		Twelve months ended December 31, 2011		Twelve months ended December 31, 2010
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
Period end loans with no allocated allowance for loan losses
Commercial and Industrial	$2,862	$160	$2,073	$116	$1,121	$0
Commercial Real Estate	10,213	846	12,444	452	12,432	158
Residential Mortgages 1st Liens	9,998	416	9,223	219	7,721	253
Residential Mortgages Junior Liens	502	13	459	2	295	1
Consumer	450	17	192	0	200	5
Total	$24,025	$1,452	$24,391	$789	$21,769	$417

Period end loans with allocated allowance for loan losses
Commercial and Industrial	$880	$24	$722	$0	$438	$0
Commercial Real Estate	10,561	52	9,003	28	8,724	125
Residential Mortgages 1st Liens	0	0	0	0	0	0
Residential Mortgages Junior Liens	0	0	0	0	0	0
Consumer	0	0	0	0	0	0
Total	$11,441	$76	$9,725	$28	$9,162	$125

Total
Commercial and Industrial	$3,742	$184	$2,795	$116	$1,559	$0
Commercial Real Estate	20,774	898	21,447	480	21,156	283
Residential Mortgages 1st Liens	9,998	416	9,223	219	7,721	253
Residential Mortgages Junior Liens	502	13	459	2	295	1
Consumer	450	17	191	0	200	5
Total	$35,466	$1,528	$34,116	$817	$30,931	$542

Troubled Debt Restructurings on Financing Receivables [Table Text Block]
(In thousands of dollars)	Troubled Debt Restructurings			Troubled Debt Restructurings that Subsequently Defaulted
	Number of contracts	Pre-modification outstanding recorded investment	Post-modification outstanding recorded investment	Number of contracts	Recorded investment
December 31, 2012
Commercial and Industrial	11	$1,199	$1,188	5	$1,143
Commercial Real Estate	17	4,456	4,221	4	401
Residential Mortgages 1st Liens	19	1,948	1,943	2	190
Residential Mortgages Junior Liens	4	126	126	1	9
Consumer	3	128	127	0	0
Total	54	$7,857	$7,605	12	$1,743

December 31, 2011
Commercial and Industrial	11	$3,615	$3,526	2	$468
Commercial Real Estate	13	4,017	3,786	10	1,233
Residential Mortgages 1st Liens	13	1,427	1,291	11	828
Residential Mortgages Junior Liens	1	83	83	0	0
Consumer	0	0	0	0	0
Total	85	$9,142	$8,686	23	$2,529

December 31, 2010
Commercial and Industrial	1	$36	$36	0	$0
Commercial Real Estate	7	6,604	5,757	3	860
Residential Mortgages 1st Liens	27	3,025	2,633	8	614
Residential Mortgages Junior Liens	1	43	0	1	43
Consumer	0	0	0	0	0
Total	36	$9,708	$8,426	12	$1,517